Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 30, 2015
Document Effective Date	Mar. 30, 2015
Prospectus Date	Mar. 30, 2015
Semper MBS Total Return Fund | Institutional Class
Risk/Return:
Trading Symbol	SEMMX
Semper MBS Total Return Fund | Investor Class
Risk/Return:
Trading Symbol	SEMPX
Semper Short Duration Fund | Institutional Class
Risk/Return:
Trading Symbol	SEMIX
Semper Short Duration Fund | Investor Class
Risk/Return:
Trading Symbol	SEMRX